Non-Controlling Interests	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Non-Controlling Interests	Non-Controlling Interests
The Company’s subsidiaries and operations that have non-controlling interests are as follows:

Subsidiary/Operation	Non-controlling interest as at Dec. 31, 2022
TransAlta Cogeneration LP	49.99% — Canadian Power Holdings Inc.
TransAlta Renewables	39.9% — Public shareholders
Kent Hills Wind LP(1)	17% — Natural Forces Technologies Inc.
(1)    Owned by TransAlta Renewables.

TransAlta Cogeneration, LP (“TA Cogen”) operates a portfolio of cogeneration facilities in Canada and owns 50 per cent of a dual-fuel generating facility.
TransAlta Renewables ("RNW") owns and operates a portfolio of gas and renewable power generation facilities in Canada and owns economic interests in various other gas and renewable facilities of the Company. Kent Hills Wind LP, a subsidiary of TransAlta Renewables, owns and operates the 167 MW Kent Hills (1, 2 and 3) wind facilities located in New Brunswick.
Summarized financial information relating to subsidiaries with significant non-controlling interests is as follows:
A. TransAlta Renewables
The net earnings, distributions and equity attributable to non-controlling interests include the 17 per cent non-controlling interest in Kent Hills Wind LP.

Year ended Dec. 31	2022	2021	2020
Revenues	560	470	436
Net earnings	74	139	97
Total comprehensive income (loss)	(67)	66	223
Amounts attributable to the non-controlling interests:
Net earnings	20	50	40
Total comprehensive income (loss)	(36)	21	90
Distributions paid to non-controlling interests	100	100	80

As at Dec. 31	2022	2021
Current assets	240	430
Long-term assets	2,989	3,319
Current liabilities	(306)	(593)
Long-term liabilities	(1,118)	(1,033)
Total equity	(1,805)	(2,123)
Equity attributable to non-controlling interests	(732)	(869)
Non-controlling interests’ share (per cent)	39.9	39.9
B. TA Cogen

Year ended Dec. 31	2022	2021	2020
Revenues	347	265	146
Net earnings (loss)	143	103	(13)
Total comprehensive income (loss)	143	103	(13)
Amounts attributable to the non-controlling interest:
Net earnings (loss)	91	62	(6)
Total comprehensive income (loss)	91	62	(6)
Distributions paid to Canadian Power Holdings Inc.	87	56	17

As at Dec. 31	2022	2021
Current assets	127	66
Long-term assets	253	312
Current liabilities	(62)	(52)
Long-term liabilities	(27)	(36)
Total equity	(291)	(290)
Equity attributable to Canadian Power Holdings Inc.	(147)	(142)
Non-controlling interest share (per cent)	49.99	49.99